Schedule of Inventory, Current (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Inventory Schedule Of Inventory, Current 1	$ 226,680
Inventory Schedule Of Inventory, Current 2	269,644
Inventory Schedule Of Inventory, Current 3	182,179
Inventory Schedule Of Inventory, Current 4	63,709
Inventory Schedule Of Inventory, Current 5	(18,732)
Inventory Schedule Of Inventory, Current 6	(179,861)
Inventory Schedule Of Inventory, Current 7	390,127
Inventory Schedule Of Inventory, Current 8	$ 153,492